Stock-Based Compensation - Narratives (Details) - USD ($) $ / shares in Units, $ in Millions			1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 10, 2021	Feb. 09, 2021	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Jun. 30, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance (in shares)				9,923,185		9,923,185		6,577,312
Expected dividend yield						0.00%	0.00%
Unrecognized compensation expense				$ 3.9		$ 3.9
Unrecognized compensation expense, period for recognition, years						2 years 7 months 6 days
PSARs liability				0.7		$ 0.7
Long term Debt
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
PSARs liability								$ 0.9
Equity And Incentive Compensation Plan 2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance (in shares)		4,262,364
Expiration period		10 years
Increase in shares authorized as percent of outstanding shares of common stock		4.00%
Granted (in shares)						0
Equity Incentive Plan 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance (in shares)									6,287,687
Employee stock option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase common stock, vested (in shares)	829,547
Granted (in shares)						965,944
Exercised (in shares)						0
Fair value of options vested				0.0	$ 0.3	$ 2.1	$ 0.7
Weighted average grant date fair value, options granted (in dollars per share)						$ 4.63	$ 2.02
Unvested restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested (in shares)	288,494					313,976
Fair value of options vested						$ 1.4	$ 1.4
Phantom Stock Appreciation Rights Psars [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)			91,500
Vesting period								4 years
Cliff period								1 year
Stock Options And Restricted Stock Unit Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Impact of acceleration of vesting of awards				$ 0.0		$ 3.1